DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Series A Preferred Stock Investments (Details) - New ZincFive Series A Preferred Stock $ / shares in Units, $ in Millions	Jun. 11, 2026 USD ($) $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of shares agreed to issue (in shares) | shares	10,441,174
Dividend rate (in percent)	12.00%
Preferred stock par value (in dollars per share) | $ / shares	$ 0.0001
Aggregate purchase price | $	$ 106.5
Preferred stock stated value (in dollars per share) | $ / shares	$ 12
Lead Purchaser
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Aggregate number of shares to be issued (in shares) | shares	3,500,000
Bridge Loan | Bridge Investors
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Aggregate principal amount | $	$ 6.5